Material Accounting Policies (Details) - Schedule of Useful Life of the Asset	12 Months Ended
Dec. 31, 2023
Buildings [Member] | Bottom of range [member]
Material Accounting Policies (Details) - Schedule of Useful Life of the Asset [Line Items]
Useful life of asset	1 year
Buildings [Member] | Top of range [member]
Material Accounting Policies (Details) - Schedule of Useful Life of the Asset [Line Items]
Useful life of asset	5 years
Motor vehicles [Member]
Material Accounting Policies (Details) - Schedule of Useful Life of the Asset [Line Items]
Useful life of asset	3 years